Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		Class A Ordinary Shares Adjusted CNY (¥) shares	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares Adjusted CNY (¥) shares	Class B Ordinary Shares CNY (¥) shares	Class C Ordinary Shares CNY (¥) shares	Additional Paid-in Capital Adjusted CNY (¥)	Additional Paid-in Capital CNY (¥)	Statutory reserves Adjusted CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss Adjusted CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit Adjusted CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling interests Adjusted CNY (¥)	Non- controlling interests CNY (¥)	Receivable for issuance of ordinary shares Adjusted CNY (¥)	Receivable for issuance of ordinary shares CNY (¥)	Adjusted CNY (¥)	CNY (¥)	USD ($)
Balances at Mar. 31, 2023		¥ 373	¥ 373	¥ 82	¥ 82		¥ 3,287,696	¥ 3,287,696	¥ 3,876	¥ 3,876	¥ (37,189)	¥ (37,189)	¥ (2,995,975)	¥ (2,993,150)	¥ 39,471	¥ 39,471	¥ (83,405)	¥ (83,405)	¥ 214,929	¥ 217,754
Balances (in Shares) at Mar. 31, 2023 | shares		348,520	348,520	81,486	81,486
Change in Accounting Policy	[1]													(2,825)						(2,825)
Foreign currency translation adjustment											1,258								1,258	1,258
Accretion on redeemable non-controlling interests to redemption value													(766)						(766)	(766)
Receivable for issuance of ordinary shares (Note 20)							75,276										(7,902)		67,374
Unrealized securities holding losses, net of tax											(3,547)								(3,547)	(3,547)
Issuance of ordinary shares for the exercise of stock options							27												27
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares		58,929
Share-based compensation							679												679
Debt waive of Chong Li							(75,276)										75,276
Issuance of ordinary shares for the private placement (Note 17)		¥ 589					41,273												41,862
Issuance of ordinary shares for the private placement (Note 17) (in Shares) | shares		515,625
Net loss													(63,664)		(5,234)				(68,898)	(68,898)
Balance at Mar. 31, 2024		¥ 962	¥ 962	¥ 82	¥ 82		¥ 3,329,675	3,329,675	¥ 3,876	3,876	¥ (39,478)	(39,478)	¥ (3,060,405)	(3,060,405)	¥ 34,237	34,237	¥ (16,031)	(16,031)	¥ 252,918	252,918
Balance (in Shares) at Mar. 31, 2024 | shares		923,074	923,074	81,486	81,486
Foreign currency translation adjustment												840								840
Accretion on redeemable non-controlling interests to redemption value														(841)						(841)
Receivable for issuance of ordinary shares (Note 20)																		9,783		9,783
Unrealized securities holding losses, net of tax												869								869
Share-based compensation								81												81
Issuance of ordinary shares for the private placement (Note 17)			¥ 2,152					12,365												14,517
Issuance of ordinary shares for the private placement (Note 17) (in Shares) | shares			1,875,000
Net loss														(54,125)		(4,471)				(58,596)
Balance at Mar. 31, 2025			¥ 3,114		¥ 82			3,342,121		3,876		(37,769)		(3,115,371)		29,766		(6,248)		219,571
Balance (in Shares) at Mar. 31, 2025 | shares			2,798,074		81,486
Fractional share settlement	[2]
Fractional share settlement (in Shares) | shares	[2]		54
Foreign currency translation adjustment												506								506	$ 73
Accretion on redeemable non-controlling interests to redemption value														(509)						(509)
Disposal of a subsidiary										(1,501)						(41,173)				(42,674)
Unrealized securities holding losses, net of tax												(12,669)								(12,669)	(1,837)
Reclassification adjustment for net gains on available-for-sale investments included in net income												(6,892)								(6,892)
Share-based compensation								5												5
Issuance of ordinary shares for the private placement (Note 17)			¥ 1,698			¥ 571		22,065												24,334
Issuance of ordinary shares for the private placement (Note 17) (in Shares) | shares			1,500,000			500,000
Net loss														(5,078)		3,194				(1,884)	(274)
Balance at Mar. 31, 2026			¥ 4,812		¥ 82	¥ 571		¥ 3,364,191		¥ 2,375		¥ (56,824)		¥ (3,120,958)		¥ (8,213)		¥ (6,248)		¥ 179,788	$ 26,062
Balance (in Shares) at Mar. 31, 2026 | shares			4,298,128		81,486	500,000

[1]	The Company used a modified retrospective approach to adopt ASC Topic 326, and the cumulative-effect to retained earnings was RMB2.8 million
[2]	The Company approved a 160-for-1 reverse share split on June 26, 2025, and any fractional shares resulting from the split were rounded up to the nearest whole share.